UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-942-2411


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York             8/12/09
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




                               TITLE OF                     VALUE     SHARES/     SH/ PUT/   INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP     x($1000)  PRN AMT     PRN CALL   DISCRETN MANAGERS  SOLE     SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD ASHANTI LTD          SPONSORED ADR      035128206       366      10,000     SH      DEFINED    01,02   10,000
APOLLO GROUP INC               CL A               037604105     1,465      20,600     SH      DEFINED    01,02   20,600
BAIDU INC                      SPON ADR REP A     056752108       211         700     SH      DEFINED    01,02      700
BIOGEN IDEC INC                COM                09062X103       271       6,000     SH      DEFINED    01,02    6,000
BLOCK H & R INC                COM                093671105       234      13,600     SH      DEFINED    01,02   13,600
BOSTON PROPERTIES INC          COM                101121101       281       5,900     SH      DEFINED    01,02    5,900
CHINA PETE & CHEM CORP         SPON ADR H SHS     16941R108       228       3,000     SH      DEFINED    01,02    3,000
CNOOC LTD                      SPONSORED ADR      126132109       369       3,000     SH      DEFINED    01,02    3,000
DR PEPPER SNAPPLE GROUP INC    COM                26138E109       252      11,900     SH      DEFINED    01,02   11,900
ELAN PLC                       ADR                284131208       159      24,900     SH      DEFINED    01,02   24,900
FIRST SOLAR INC                COM                336433107       340       2,100     SH      DEFINED    01,02    2,100
FORD MTR CO DEL                COM PAR $0.01      345370860       131      21,500     SH      DEFINED    01,02   21,500
GERON CORP                     COM                374163103       430      56,000     SH      DEFINED    01,02   56,000
INTERNATIONAL BUSINESS MACHS   COM                459200101       312       2,985     SH      DEFINED    01,02    2,985
ISHARES TR                     FTSE XNHUA IDX     464287184       485      12,638     SH      DEFINED    01,02   12,638
KROGER CO                      COM                501044101       487      22,100     SH      DEFINED    01,02   22,100
NOVAVAX INC                    COM                670002104       406     123,700     SH      DEFINED    01,02  123,700
NRG ENERGY INC                 COM NEW            629377508       249       9,600     SH      DEFINED    01,02    9,600
PALM INC NEW                   COM                696643105       187      11,300     SH      DEFINED    01,02   11,300
PATRIOT COAL CORP              COM                70336T104       105      16,400     SH      DEFINED    01,02   16,400
PETROCHINA CO LTD              SPONSORED ADR      71646E100       276       2,500     SH      DEFINED    01,02    2,500
PROCTER & GAMBLE CO            COM                742718109       342       6,700     SH      DEFINED    01,02    6,700
PROSHARES TR                   PSHS ULTRSHT O&G   74347R586       401      21,400     SH      DEFINED    01,02   21,400
PROSHARES TR                   PSHS ULTSHT FINL   74347R628       263       6,300     SH      DEFINED    01,02    6,300
QUEST SOFTWARE INC             COM                74834T103       335      24,000     SH      DEFINED    01,02   24,000
SEQUENOM INC                   COM NEW            817337405        70      18,000     SH      DEFINED    01,02   18,000
SILVER WHEATON CORP            COM                828336107        99      12,000     SH      DEFINED    01,02   12,000
SLM CORP                       COM                78442P106       126      12,300     SH      DEFINED    01,02   12,300
SPDR TR                        UNIT SER 1         78462F103     2,473      26,900     SH      DEFINED    01,02   26,900
SUNTECH PWR HLDGS CO LTD       ADR                86800C104       309      17,300     SH      DEFINED    01,02   17,300
TRINA SOLAR LIMITED            SPON ADR           89628E104       269      10,500     SH      DEFINED    01,02   10,500
WAL MART STORES INC            COM                931142103       493      10,170     SH      DEFINED    01,02   10,170

                                               32             12,424



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         32
Form 13F Information Table Value Total:         12,424
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13270                   0001450323    Amity Advisers LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC